Average Annual Total Returns{- Fidelity Mid Cap Value K6 Fund} - 01.31 Fidelity Mid Cap Value K6 Fund PRO-07 - Fidelity Mid Cap Value K6 Fund	Fidelity Mid Cap Value K6 Fund Return Before Taxes Past 1 year	Fidelity Mid Cap Value K6 Fund Return Before Taxes Since Inception		RS013 Past 1 year	RS013 Since Inception
Total	0.54%	3.68%	[1]	4.96%	6.97%	[1]

[1]	(a)From May 25, 2017